COST OF REVENUE (Tables)	12 Months Ended
Mar. 31, 2026
Cost Of Revenue
Schedule of cost of revenue

	For the years ended March 31,
	2024	2025	2026
	HK$’000	HK$’000	HK$’000
Security related service and asset management income[1]	2,585	1,947	1,509
Trading of timepieces – third parties	12,493	31,887	39,946
Trading of timepieces – related parties (Note 17(b))	-	-	4,507

	15,078	33,834	45,962

[1] For the years ended March 31, 2024, 2025 and 2026, included in the costs of security related service and asset management are mainly the direct labor costs with aggregate carrying amount of HK$2,477,000, HK$1,791,000 and HK$1,432,000, director salary of HK$20,000, HK$nil and HK$nil as well as security handling cost of HK$88,000, HK$156,000 and HK$77,000, respectively.